Employee Benefit Plans - Schedule of Other Comprehensive (Income) Loss Related to Pension Benefit Plans (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	[1]	$ 7.6	$ (13.8)	$ (13.6)
Tax expense		0.0	0.0	(0.1)
Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)		21.4	(3.0)	9.5
Amortization of net actuarial (loss) gain		(14.2)	(12.8)	(12.5)
Tax expense				0.1
Other comprehensive income, net of tax		7.2	(15.8)	(2.9)
Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)		(2.1)	(0.7)	(1.4)
Amortization of net actuarial (loss) gain		2.5	2.7	2.6
Other comprehensive income, net of tax		$ 0.4	$ 2.0	$ 1.2

[1]	The amount of the pension liability adjustment recognized in the Consolidated Statements of Operations within selling, general, and administrative expense was $11.7, $10.1 and $9.9 during the years ended December 31, 2018, 2017, and 2016, respectively.